Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The change in the carrying amount of goodwill during the years ended December 31, 2016 and 2015 is as follows:

	Dredging Segment	Environmental & Infrastructure Segment	Total
Balance - January 1, 2015	$76,576	$9,750	$86,326
Impairment of goodwill	—	(2,750)	(2,750)
Balance - December 31, 2015	76,576	7,000	83,576
Balance - December 31, 2016	$76,576	$7,000	$83,576

Schedule of the Net Book Value Of Identifiable Intangible Assets

At December 31, 2016 and 2015, the net book value of identifiable intangible assets was as follows:

As of December 31, 2016	Cost	Accumulated Amortization	Net
Non-compete agreements	$2,377	$1,317	$1,060
Other	781	342	439
	$3,158	$1,659	$1,499

As of December 31, 2015
Non-compete agreements	$3,085	$1,625	$1,460
Trade names	1,037	873	164
Other	1,306	502	804
	$5,428	$3,000	$2,428